Non-Current Liabilities - Governmental Liabilities on Grants Received (Details)	12 Months Ended
Dec. 31, 2023
Non-Current Liabilities - Governmental Liabilities on Grants Received [Line Items]
Repayment percentage of government grants received	100.00%
Bottom of range [member]
Non-Current Liabilities - Governmental Liabilities on Grants Received [Line Items]
Sales of developed products rate	3.00%
Top of range [member]
Non-Current Liabilities - Governmental Liabilities on Grants Received [Line Items]
Sales of developed products rate	3.50%